Segment reporting (Tables)	6 Months Ended
Mar. 31, 2021
Segment reporting
Schedule of segment results on a cash earnings basis

	Half Year March 2021
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,216	2,083	464	996	253	457	8,469
Net fee income	191	221	278	73	42	(105)	700
Net wealth management and insurance income	—	10	—	44	626	(85)	595
Trading income	39	40	298	43	15	18	453
Other income	11	2	6	7	1	555	582
Net operating income before operating expenses and impairment charges	4,457	2,356	1,046	1,163	937	840	10,799
Operating expenses[1]	(2,270)	(1,170)	(698)	(500)	(740)	(603)	(5,981)
Impairment (charges)/benefits	80	129	(8)	92	80	(1)	372
Profit before income tax expense	2,267	1,315	340	755	277	236	5,190
Income tax (expense)/benefit	(675)	(395)	(110)	(210)	(146)	(115)	(1,651)
Net profit attributable to NCI	—	—	—	—	3	(5)	(2)
Cash earnings	1,592	920	230	545	134	116	3,537
Net cash earnings adjustments	—	—	—	(3)	—	(91)	(94)
Net profit attributable to owners of WBC	1,592	920	230	542	134	25	3,443
Balance sheet
Loans[2]	395,130	134,844	62,408	83,151	12,687	(2)	688,218
Deposits and other borrowings[2]	223,062	154,455	91,008	71,019	6,445	39,412	585,401

	Half Year Sept 2020
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,313	2,019	506	892	247	443	8,420
Net fee income	196	191	280	56	48	66	837
Net wealth management and insurance income	—	10	—	80	266	(78)	278
Trading income	42	47	364	9	17	20	499
Other income	9	1	(18)	7	3	249	251
Net operating income before operating expenses and impairment charges	4,560	2,268	1,132	1,044	581	700	10,285
Operating expenses[1]	(2,141)	(1,230)	(697)	(482)	(1,128)	(862)	(6,540)
Impairment (charges)/benefits	(599)	(674)	(111)	(102)	(95)	641	(940)
Profit before income tax expense	1,820	364	324	460	(642)	479	2,805
Income tax (expense)/benefit	(546)	(108)	(139)	(129)	44	(311)	(1,189)
Net profit attributable to NCI	—	—	—	—	(1)	—	(1)
Cash earnings	1,274	256	185	331	(599)	168	1,615
Net cash earnings adjustments	—	—	—	(4)	32	(543)	(515)
Net profit attributable to owners of WBC	1,274	256	185	327	(567)	(375)	1,100
Balance sheet
Loans	389,793	140,698	66,192	81,434	14,942	—	693,059
Deposits and other borrowings	219,259	151,939	102,851	68,473	9,260	39,349	591,131

	Half Year March 2020
			Westpac	Westpac New
			Institutional	Zealand	Specialist	Group
$m	Consumer	Business	Bank	(A$)	Businesses	Businesses	Group
Net interest income	4,234	2,144	605	940	287	456	8,666
Net fee income	275	247	264	67	41	(139)	755
Net wealth management and insurance income	—	12	—	78	358	33	481
Trading income	48	50	273	18	40	—	429
Other income	3	2	19	4	(11)	(7)	10
Net operating income before operating expenses and impairment charges	4,560	2,455	1,161	1,107	715	343	10,341
Operating expenses[1]	(2,035)	(1,068)	(619)	(516)	(420)	(1,502)	(6,160)
Impairment (charges)/benefits	(416)	(697)	(293)	(200)	(160)	(472)	(2,238)
Profit before income tax expense	2,109	690	249	391	135	(1,631)	1,943
Income tax (expense)/benefit	(637)	(212)	(102)	(110)	(41)	153	(949)
Net profit attributable to NCI	—	—	—	—	(1)	—	(1)
Cash earnings	1,472	478	147	281	93	(1,478)	993
Net cash earnings adjustments	—	—	—	11	(63)	249	197
Net profit attributable to owners of WBC	1,472	478	147	292	30	(1,229)	1,190
Balance sheet
Loans	395,625	144,959	78,595	84,778	16,269	(548)	719,678
Deposits and other borrowings	208,427	142,175	109,977	70,725	9,625	41,991	582,920
1.

Included in the Specialist Businesses division in operating expenses is $89 million relating to impairment of goodwill and other intangible assets for First Half 2021 (Second Half 2020: $538 million, First Half 2020: $33 million). For other divisions, there was no impairment of goodwill and impairment of other intangibles assets was not material.

2.	Specialist Businesses’ excludes balances presented as held for sale (refer to Note 17 for further details).

Schedule of reconciliation of cash earnings to net profit

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Cash earnings	3,537	1,615	993	119	large
Fair value (gain)/loss on economic hedges	(46)	(581)	219	(92)	large
Ineffective hedges	(48)	37	24	large	large
Adjustments related to Pendal	—	32	(63)	(100)	(100)
Treasury shares	—	(3)	17	(100)	(100)
Total cash earnings adjustment (post-tax)	(94)	(515)	197	(82)	large
Net profit attributable to owners of WBC	3,443	1,100	1,190	large	189